AB Cap Fund, Inc.

AB International Strategic Core Portfolio

Portfolio of Investments

March 31, 2019 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 95.2%
Financials - 21.9%
Banks - 12.0%
Bank Leumi Le-Israel BM	185,390	$1,214,590
DBS Group Holdings Ltd.	113,300	2,114,957
DNB ASA	80,540	1,483,531
Hang Seng Bank Ltd.	74,400	1,837,152
Mitsubishi UFJ Financial Group, Inc.	265,300	1,312,119
Oversea-Chinese Banking Corp., Ltd.	104,963	858,133
Royal Bank of Canada	37,149	2,802,681
Seven Bank Ltd.	444,100	1,312,851
Sumitomo Mitsui Financial Group, Inc.	33,600	1,176,629
Toronto-Dominion Bank (The)	44,880	2,435,513
Westpac Banking Corp.	63,730	1,174,763

		17,722,919

Capital Markets - 3.2%
Euronext NV (a)	19,861	1,260,055
Partners Group Holding AG	2,753	2,002,705
Singapore Exchange Ltd.	262,400	1,418,445

		4,681,205

Diversified Financial Services - 0.9%
ORIX Corp.	98,300	1,412,336

Insurance - 5.8%
Admiral Group PLC	63,540	1,797,296
Allianz SE (REG)	3,540	788,881
Direct Line Insurance Group PLC	254,210	1,169,423
NN Group NV	45,780	1,904,743
Sampo Oyj-Class A	25,580	1,159,358
Swiss Re AG	17,430	1,703,699

		8,523,400

		32,339,860

Information Technology - 13.1%
IT Services - 4.0%
Amadeus IT Group SA-Class A	33,634	2,695,729
Capgemini SE	18,250	2,214,489
Otsuka Corp.	27,800	1,040,063

		5,950,281

Software - 8.4%
Check Point Software Technologies Ltd. (b)	19,563	2,474,524
Constellation Software, Inc./Canada	3,063	2,595,763
Nice Ltd. (b)	31,077	3,795,593
Oracle Corp. Japan	40,300	2,710,124
SAP SE	6,899	797,555

		12,373,559

Technology Hardware, Storage & Peripherals - 0.7%
Samsung Electronics Co., Ltd.	25,140	991,595

		19,315,435

Company	Shares	U.S. $ Value
Industrials - 11.6%
Aerospace & Defense - 0.9%
BAE Systems PLC	216,720	$1,362,251

Air Freight & Logistics - 0.5%
SG Holdings Co., Ltd.	27,200	793,497

Airlines - 1.3%
Qantas Airways Ltd.	476,650	1,918,010

Construction & Engineering - 1.4%
Taisei Corp.	44,300	2,060,959

Professional Services - 5.8%
Experian PLC	59,070	1,598,752
Intertek Group PLC	11,560	732,318
RELX PLC	164,085	3,511,301
Wolters Kluwer NV	40,184	2,737,705

		8,580,076

Road & Rail - 0.8%
East Japan Railway Co.	12,600	1,216,732

Transportation Infrastructure - 0.9%
Sydney Airport	237,000	1,251,085

		17,182,610

Consumer Staples - 11.2%
Beverages - 0.6%
Diageo PLC	22,930	938,343

Food & Staples Retailing - 2.0%
Koninklijke Ahold Delhaize NV	83,400	2,220,422
Seven & i Holdings Co., Ltd.	19,000	716,874

		2,937,296

Food Products - 2.6%
Nestle SA (REG)	24,380	2,324,643
Salmar ASA	32,080	1,540,874

		3,865,517

Personal Products - 1.7%
Unilever PLC	42,710	2,458,499

Tobacco - 4.3%
British American Tobacco PLC	60,691	2,531,897
Imperial Brands PLC	43,790	1,497,933
Philip Morris International, Inc.	27,330	2,415,698

		6,445,528

		16,645,183

Health Care - 8.0%
Pharmaceuticals - 8.0%
Astellas Pharma, Inc.	145,800	2,190,760
Novo Nordisk A/S-Class B	59,250	3,096,723
Roche Holding AG	17,197	4,738,717
Sanofi	20,190	1,785,284

		11,811,484

Company	Shares	U.S. $ Value
Communication Services - 7.9%
Diversified Telecommunication Services - 5.3%
HKT Trust & HKT Ltd.-Class SS	2,308,000	$3,710,464
Nippon Telegraph & Telephone Corp.	70,700	3,014,018
TELUS Corp.	28,650	1,060,373

		7,784,855

Entertainment - 0.8%
Daiichikosho Co., Ltd.	22,400	1,146,990

Interactive Media & Services - 0.7%
Kakaku.com, Inc.	56,500	1,088,482

Media - 1.1%
Quebecor, Inc.-Class B	66,290	1,625,069

		11,645,396

Consumer Discretionary - 6.0%
Hotels, Restaurants & Leisure - 2.5%
Aristocrat Leisure Ltd.	120,284	2,097,837
Compass Group PLC	70,020	1,647,460

		3,745,297

Household Durables - 2.0%
Auto Trader Group PLC(a)	284,700	1,936,356
Nikon Corp.	73,700	1,042,018

		2,978,374

Leisure Products - 0.9%
Bandai Namco Holdings, Inc.	27,100	1,272,371

Multiline Retail - 0.6%
Wesfarmers Ltd.	35,700	879,110

		8,875,152

Real Estate - 4.9%
Equity Real Estate Investment Trusts (REITs) - 3.5%
Merlin Properties Socimi SA	139,110	1,820,554
Nippon Building Fund, Inc.	347	2,349,628
Nippon Prologis REIT, Inc.	472	1,004,912

		5,175,094

Real Estate Management & Development - 1.4%
Vonovia SE	39,780	2,064,406

		7,239,500

Energy - 4.0%
Oil, Gas & Consumable Fuels - 4.0%
Repsol SA	79,670	1,363,016
Royal Dutch Shell PLC-Class B	101,621	3,211,791
TOTAL SA	23,912	1,330,687

		5,905,494

Materials - 3.9%
Chemicals - 2.0%
Covestro AG (a)	18,945	1,045,219
Tosoh Corp.	50,500	787,962

Company	Shares	U.S. $ Value
Victrex PLC	39,300	$1,107,019

		2,940,200

Metals & Mining - 1.9%
Northern Star Resources Ltd.	250,020	1,588,404
Regis Resources Ltd.	314,880	1,184,851

		2,773,255

		5,713,455

Utilities - 2.7%
Electric Utilities - 1.8%
EDP - Energias de Portugal SA	483,610	1,902,717
Kansai Electric Power Co., Inc. (The)	55,400	816,990

		2,719,707

Gas Utilities - 0.9%
Tokyo Gas Co., Ltd.	50,400	1,364,314

		4,084,021

Total Common Stocks (cost $132,688,834)		140,757,590

SHORT-TERM INVESTMENTS - 3.6%
Investment Companies - 3.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio-Class AB, 2.38% (c)(d)(e) (cost $5,293,330)	5,293,330	5,293,330

Total Investments - 98.8% (cost $137,982,164) (f)		146,050,920
Other assets less liabilities - 1.2%		1,750,715

Net Assets - 100.0%		$147,801,635

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Mini MSCI EAFE Futures	19	June 2019	$1,775,710	$(10,694)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	JPY	84,539	USD	759	4/16/19	$(5,012)
Bank of America, NA	NOK	8,474	USD	1,000	4/16/19	16,977
Bank of America, NA	USD	1,370	EUR	1,203	4/16/19	(18,910)
Bank of America, NA	USD	672	JPY	73,728	7/16/19	(1,019)
Barclays Bank PLC	ILS	13,256	USD	3,637	4/16/19	(16,002)
Barclays Bank PLC	SGD	1,634	USD	1,210	4/16/19	3,795

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	1,923	SEK	17,147	4/16/19	$(77,092)
Barclays Bank PLC	KRW	799,529	USD	711	5/16/19	7,119
Barclays Bank PLC	USD	874	EUR	770	7/16/19	(2,556)
Brown Brothers Harriman & Co.	AUD	382	USD	274	4/16/19	2,941
Brown Brothers Harriman & Co.	AUD	2,316	USD	1,634	4/16/19	(10,790)
Brown Brothers Harriman & Co.	CAD	4,966	USD	3,756	4/16/19	38,604
Brown Brothers Harriman & Co.	CAD	1,428	USD	1,052	4/16/19	(16,786)
Brown Brothers Harriman & Co.	CHF	285	USD	287	4/16/19	511
Brown Brothers Harriman & Co.	EUR	1,856	USD	2,102	4/16/19	17,527
Brown Brothers Harriman & Co.	GBP	219	USD	288	4/16/19	2,601
Brown Brothers Harriman & Co.	GBP	485	USD	628	4/16/19	(4,499)
Brown Brothers Harriman & Co.	ILS	3,518	USD	976	4/16/19	6,564
Brown Brothers Harriman & Co.	ILS	4,038	USD	1,105	4/16/19	(7,457)
Brown Brothers Harriman & Co.	JPY	217,364	USD	1,977	4/16/19	13,189
Brown Brothers Harriman & Co.	JPY	30,642	USD	275	4/16/19	(2,022)
Brown Brothers Harriman & Co.	NOK	2,395	USD	281	4/16/19	3,115
Brown Brothers Harriman & Co.	NOK	2,138	USD	246	4/16/19	(1,559)
Brown Brothers Harriman & Co.	SGD	351	USD	259	4/16/19	1
Brown Brothers Harriman & Co.	SGD	990	USD	729	4/16/19	(1,413)
Brown Brothers Harriman & Co.	USD	1,096	AUD	1,548	4/16/19	3,692
Brown Brothers Harriman & Co.	USD	830	AUD	1,150	4/16/19	(13,170)
Brown Brothers Harriman & Co.	USD	385	CHF	383	4/16/19	432
Brown Brothers Harriman & Co.	USD	12,473	EUR	10,867	4/16/19	(269,161)
Brown Brothers Harriman & Co.	USD	275	GBP	215	4/16/19	4,864
Brown Brothers Harriman & Co.	USD	354	GBP	270	4/16/19	(1,950)
Brown Brothers Harriman & Co.	USD	395	JPY	43,809	4/16/19	1,131
Brown Brothers Harriman & Co.	USD	3,130	JPY	340,328	4/16/19	(55,246)
Brown Brothers Harriman & Co.	USD	865	NOK	7,376	4/16/19	(9,126)
Brown Brothers Harriman & Co.	USD	480	SEK	4,470	4/16/19	1,051
Brown Brothers Harriman & Co.	USD	1,100	SEK	9,883	4/16/19	(36,324)
Brown Brothers Harriman & Co.	CAD	654	USD	491	7/16/19	381
Brown Brothers Harriman & Co.	CAD	388	USD	290	7/16/19	(1,142)
Brown Brothers Harriman & Co.	ILS	2,563	USD	717	7/16/19	6,695
Brown Brothers Harriman & Co.	USD	884	EUR	776	7/16/19	(5,726)
Brown Brothers Harriman & Co.	USD	486	JPY	53,548	7/16/19	899
Brown Brothers Harriman & Co.	USD	1,303	JPY	142,862	7/16/19	(3,519)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Brown Brothers Harriman & Co.	USD	289	SEK	2,664	7/16/19	$(102)
Goldman Sachs Bank USA	CAD	5,365	USD	4,061	4/16/19	45,051
Goldman Sachs Bank USA	NOK	5,318	USD	624	4/16/19	6,976
Goldman Sachs Bank USA	USD	1,390	EUR	1,207	4/16/19	(34,102)
JPMorgan Chase Bank, NA	NOK	5,903	USD	684	4/16/19	(590)
JPMorgan Chase Bank, NA	USD	800	CHF	784	4/16/19	(11,345)
JPMorgan Chase Bank, NA	USD	1,760	EUR	1,543	4/16/19	(26,895)
Royal Bank of Scotland PLC	CAD	1,047	USD	775	4/16/19	(8,366)
Royal Bank of Scotland PLC	USD	565	EUR	493	4/16/19	(11,784)
Royal Bank of Scotland PLC	USD	645	NOK	5,526	4/16/19	(4,113)
UBS AG	USD	782	CHF	772	4/16/19	(5,370)
UBS AG	USD	688	GBP	521	4/16/19	(8,608)
UBS AG	USD	838	JPY	89,468	4/16/19	(30,179)

						$(517,819)

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, the aggregate market value of these securities amounted to $4,241,630 or 2.9% of net assets.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	Affiliated investments.
(f)

As of March 31, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $10,500,623 and gross unrealized depreciation of investments was $(2,960,380), resulting in net unrealized appreciation of $7,540,243.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
ILS	-	Israeli Shekel
JPY	-	Japanese Yen
KRW	-	South Korean Won
NOK	-	Norwegian Krone
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
USD	-	United States Dollar

Glossary:

EAFE	-	Europe, Australia, and Far East
MSCI	-	Morgan Stanley Capital International
REG	-	Registered Shares

COUNTRY BREAKDOWN1

March 31, 2019 (unaudited)

20.4%	Japan
15.3%	United Kingdom
7.8%	Netherlands
7.4%	Switzerland
7.2%	Canada
6.9%	Australia
5.1%	Israel
4.0%	Spain
3.8%	Hong Kong
3.7%	France
3.2%	Germany
3.0%	Singapore
2.1%	Denmark
6.5%	Other
3.6%	Short-Term

100.0%	Total Investments

1

All data are as of March 31, 2019. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 2.1% or less in the following countries: Finland, Norway, Portugal, South Korea and United States.

AB Cap Fund, Inc.

AB International Strategic Core Portfolio

March 31, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2019:

Investments in Securities	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$5,238,194		$27,101,666		$	– 0	–	$32,339,860
Information Technology	5,070,287		14,245,148			– 0	–	19,315,435
Industrials	– 0	–	17,182,610			– 0	–	17,182,610
Consumer Staples	2,415,698		14,229,485			– 0	–	16,645,183
Health Care	– 0	–	11,811,484			– 0	–	11,811,484
Communication Services	6,395,906		5,249,490			– 0	–	11,645,396
Consumer Discretionary	– 0	–	8,875,152			– 0	–	8,875,152
Real Estate	– 0	–	7,239,500			– 0	–	7,239,500
Energy	– 0	–	5,905,494			– 0	–	5,905,494
Materials	– 0	–	5,713,455			– 0	–	5,713,455
Utilities	– 0	–	4,084,021			– 0	–	4,084,021
Short-Term Investments:
Investment Companies	5,293,330		– 0	–		– 0	–	5,293,330

Total Investments in Securities	24,413,415		121,637,505	†		– 0	–	146,050,920
Other Financial Instruments*:
Assets
Forward Currency Exchange Contracts	– 0	–	184,116			– 0	–	184,116
Liabilities
Futures	– 0	–	(10,694)			– 0	–	(10,694)
Forward Currency Exchange Contracts	– 0	–	(701,935)			– 0	–	(701,935)

Total	$24,413,415		$121,108,992		$	– 0	–	$145,522,407

†

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended March 31, 2019 is as follows:

Fund	Market Value 6/30/18 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Market Value 3/31/19 (000)		Dividend Income (000)
Government Money Market Portfolio	$600		$53,508	$48,815	$5,293		$56
Government Money Market Portfolio*	– 0	–	2,700	2,700	– 0	–	1

Total					$5,293		$57

*	Investment of cash collateral for securities lending transactions.